Post-retirement benefits - Summary of fair value of plan assets (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about defined benefit plans [abstract]
Equities	21.10%	20.40%
– Quoted	17.90%	17.00%
– Private	3.20%	3.40%
Bonds	55.80%	63.40%
– Government fixed income	17.70%	18.40%
– Government inflation-linked	9.60%	16.20%
– Corporate and other publicly quoted	22.60%	24.10%
– Private	5.90%	4.70%
Property	7.50%	8.80%
– Quoted property funds	3.10%	3.40%
– Unquoted property funds	4.40%	5.40%
Qualifying insurance policies	11.30%	3.10%
Cash & other	4.30%	4.30%
Total	100.00%	100.00%